Additional Information-Condensed Financial Statements (Condensed Financial Information of Parent Company, Statements of Cash Flows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	¥ 220,812	$ 34,090	¥ 273,474	¥ 347,802
Cash flows from investing activities:
Placement of term deposits and short term investments	(3,288,344)	(507,633)	(3,565,274)	(2,696,407)
Maturity of term deposits and short term investments	2,562,584	395,595	4,082,583	2,374,309
Payment for available-for-sale investments	(352,008)	(54,341)	(36,810)	0
Net cash used in investing activities	(1,256,868)	(194,028)	393,172	(351,336)
Cash flows from financing activities:
Proceeds from exercise of stock options	6,944	1,072	8,756	519
Repurchase of ordinary shares	(66,417)	(10,253)	(242,500)	(65,198)
Net cash (used in)/provided by financing activities	64,366	9,937	(223,744)	(64,679)
Net decrease in cash and cash equivalents	(975,178)	(150,542)	440,709	(71,031)
Cash and cash equivalents at the beginning of the year	1,285,847	198,501	845,138	916,169
Cash and cash equivalents at the end of the year	310,669	47,959	1,285,847	845,138
Parent Company [Member]
Cash flows from operating activities:
Net cash provided by/(used in) operating activities	(8,754)	(1,351)	27,590	15,359
Cash flows from investing activities:
Placement of term deposits and short term investments	(83,854)	(12,945)	(335,493)	(50,934)
Maturity of term deposits and short term investments	0	0	386,427	235,000
Payment for available-for-sale investments	(352,008)	(54,341)	(36,810)	0
Payment to subsidiaries and VIEs	(35,757)	(5,519)	(69,365)	(227,009)
Net cash used in investing activities	(471,619)	(72,805)	(55,241)	(42,943)
Cash flows from financing activities:
Borrowings from subsidiaries and VIEs	212,435	32,794	13,867	0
Proceeds from exercise of stock options	6,944	1,072	8,756	519
Repurchase of ordinary shares	(66,417)	(10,253)	(242,500)	(65,198)
Net cash (used in)/provided by financing activities	152,962	23,613	(219,877)	(64,679)
Net decrease in cash and cash equivalents	(327,411)	(50,543)	(247,528)	(92,263)
Cash and cash equivalents at the beginning of the year	341,433	52,708	588,961	681,224
Cash and cash equivalents at the end of the year	¥ 14,022	$ 2,165	¥ 341,433	¥ 588,961